SEGMENT INFORMATION	12 Months Ended
Jun. 27, 2018
Segment Information [Abstract]
Segment Reporting Disclosure
Our operating segments are Chili’s and Maggiano’s. The Chili’s segment includes the results of our company-owned Chili’s restaurants in the United States and Canada as well as the results from our domestic and international franchise business. The Maggiano’s segment includes the results of our company-owned Maggiano’s restaurants.
Company sales include revenues generated by the operation of company-owned restaurants including gift card redemptions. Franchise and other revenues includes royalties, development fees, franchise fees, Maggiano’s banquet service charge income, gift card breakage and discounts, digital entertainment revenue, Chili’s retail food product royalties, merchandise and delivery fee income. We do not rely on any major customers as a source of sales, and the customers and long-lived assets of our operating segments are predominantly in the United States. There were no material transactions amongst our operating segments.
Our chief operating decision maker uses operating income as the measure for assessing performance of our segments. Operating income includes revenues and expenses directly attributable to segment-level results of operations. Company restaurant expenses include food and beverage costs, restaurant labor costs and restaurant expenses, including advertising. The following tables reconcile our segment results to our consolidated results reported in accordance with GAAP (in thousands):

	Fiscal Year Ended June 27, 2018
	Chili’s	Maggiano’s	Other	Consolidated
Company sales	$2,628,262	$413,254	$—	$3,041,516
Franchise and other revenues	71,914	21,987	—	93,901
Total revenues	2,700,176	435,241	—	3,135,417

Company restaurant expenses(1)	2,223,987	362,843	577	2,587,407
Depreciation and amortization	124,997	15,912	10,483	151,392
General and administrative	39,580	5,560	90,872	136,012
Other gains and charges	24,498	1,061	8,941	34,500
Total operating costs and expenses	2,413,062	385,376	110,873	2,909,311

Operating income (loss)	287,114	49,865	(110,873)	226,106
Interest expense	—	—	58,986	58,986
Other, net	—	—	(3,102)	(3,102)
Income (loss) before provision for income taxes	$287,114	$49,865	$(166,757)	$170,222

Segment assets	$1,122,152	$151,078	$74,110	$1,347,340
Payments for property and equipment	85,327	7,519	8,435	101,281

	Fiscal Year Ended June 28, 2017
	Chili’s	Maggiano’s	Other	Consolidated
Company sales	$2,653,301	$409,278	$—	$3,062,579
Franchise and other revenues	66,693	21,565	—	88,258
Total revenues	2,719,994	430,843	—	3,150,837

Company restaurant expenses(1)	2,220,607	361,700	469	2,582,776
Depreciation and amortization	129,335	16,172	10,902	156,409
General and administrative	37,005	6,191	89,623	132,819
Other gains and charges	13,229	783	8,643	22,655
Total operating costs and expenses	2,400,176	384,846	109,637	2,894,659

Operating income (loss)	319,818	45,997	(109,637)	256,178
Interest expense	—	—	49,547	49,547
Other, net	—	—	(1,877)	(1,877)
Income (loss) before provision for income taxes	$319,818	$45,997	$(157,307)	$208,508

Segment assets	$1,164,631	$162,832	$76,170	$1,403,633
Equity method investment	10,171	—	—	10,171
Payments for property and equipment	75,992	13,288	13,293	102,573

	Fiscal Year Ended June 29, 2016
	Chili’s	Maggiano’s	Other	Consolidated
Company sales	$2,754,904	$411,755	$—	$3,166,659
Franchise and other revenues	68,484	22,346	—	90,830
Total revenues	2,823,388	434,101	—	3,257,489

Company restaurant expenses(1)	2,272,771	364,466	1,635	2,638,872
Depreciation and amortization	131,306	15,046	10,016	156,368
General and administrative	35,845	6,225	85,523	127,593
Other gains and charges	6,973	3,472	6,735	17,180
Total operating costs and expenses	2,446,895	389,209	103,909	2,940,013

Operating income (loss)	376,493	44,892	(103,909)	317,476
Interest expense	—	—	32,574	32,574
Other, net	—	—	(1,485)	(1,485)
Income (loss) before provision for income taxes	$376,493	$44,892	$(134,998)	$286,387

Payments for property and equipment	$80,277	$17,540	$14,971	$112,788

(1)	Company restaurant expenses includes Cost of sales, Restaurant labor and Restaurant expenses, including advertising.